(37) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Total	R$ 943,199	R$ 922,858
Unconsolidated [member]
Statement Line Items [Line Items]
Total	145,779	171,073
Unconsolidated [member] | Tax losses carryforwards [member]
Statement Line Items [Line Items]
Total	38,216	42,841
Unconsolidated [member] | Temporary nondeductible differences [member]
Statement Line Items [Line Items]
Total	(408)	1,125
Unconsolidated [member] | Subtotal [member]
Statement Line Items [Line Items]
Total	37,808	43,966
Unconsolidated [member] | Tax losses carryforwards [member]
Statement Line Items [Line Items]
Total	109,103	123,980
Unconsolidated [member] | Temporary nondeductible differences [member]
Statement Line Items [Line Items]
Total	(1,132)	3,126
Unconsolidated [member] | Subtotal [member]
Statement Line Items [Line Items]
Total	R$ 107,971	R$ 127,106